Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
20.          Income Taxes
Net income before tax is split between the Group’s operating jurisdictions based on the jurisdiction of tax residence:

	2023	2022	2021
United Kingdom	$1,687.4	$72.6	$33.4
Bermuda	341.2	(0.3)	40.0
Republic of Ireland	18.6	3.9	5.5
U.S.	—	—	(0.2)
Belgium	—	3.9	—
Total	$2,047.2	$80.1	$78.7
United Kingdom
FIHL, FUL and FSL are tax resident in the U.K. and are subject to relevant taxes in the U.K. The U.K. rate of corporation tax increased from 19% to 25% from April 1, 2023. Deferred tax assets at December 31, 2023 have been measured at 25% (2022: 25%).
The 2021 to 2022 are tax years open to examination in the U.K.
Bermuda
Under current Bermuda law, FIBL is not required to pay any taxes in Bermuda on its income or capital gains. The impact of this is included within ‘Impact of differences in tax rates’ as set out in the reconciliation of the difference between the reported income tax expense (benefit) and expected income tax expense below. On December 27, 2023, the Government of Bermuda passed legislation enacting the Corporate Income Tax Act 2023, which applies a 15% corporate income tax to Bermuda businesses that are part of a multinational enterprise group with annual revenue of €750 million or more, effective on or after January 1, 2025. The Act also includes a provision for an economic transition adjustment (“ETA”), which intends to provide a fair and equitable transition into the tax regime through establishing a fair value tax basis in certain assets and liabilities and results in a deferred tax benefit for the Group of $90.0 million.
Republic of Ireland
FIID is tax resident in the Republic of Ireland. In addition FSL has elected for its Irish branch to not be subject to U.K. income taxes. Both FIID and the Irish Branch of FSL are subject to Irish corporation tax on their trading profits at a rate of 12.5%.
The 2019 to 2022 are tax years open to examination in Ireland.
The Group income tax (expense)/benefit for the years ended December 31, 2023, 2022, and 2021 was as follows:

	2023	2022	2021
Current tax expense	$(1.2)	$(28.2)	$(26.8)
Deferred tax benefit (excluding rate change)	86.2	10.4	17.8
Rate change on deferred tax	0.3	—	8.6
Income tax benefit/(expense)	$85.3	$(17.8)	$(0.4)

	2023	2022	2021
Income tax benefit/(expense) allocated to net income	$85.3	$(17.8)	$(0.4)
Income tax (expense)/benefit allocated to other comprehensive income	(9.7)	8.1	2.4
Total income tax benefit/(expense) allocated to comprehensive income	$75.6	$(9.7)	$2.0

	2023
	Income/(loss) before income taxes	Current tax benefit/(expense)	Deferred tax benefit/(expense)	Total income tax benefit/(expense)
United Kingdom	$1,687.4	$0.2	$(3.8)	$(3.6)
Bermuda	341.2	—	90.0	90.0
Republic of Ireland	18.6	(1.4)	0.3	(1.1)
Total	$2,047.2	$(1.2)	$86.5	$85.3

	2022
	Income/(loss) before income taxes	Current tax expense	Deferred tax benefit/(expense)	Total income tax expense
United Kingdom	$72.6	$(25.4)	$10.6	$(14.8)
Bermuda	(0.3)	—	—	—
Republic of Ireland	3.9	(0.4)	(0.2)	(0.6)
Belgium	3.9	(2.4)	—	(2.4)
Total	$80.1	$(28.2)	$10.4	$(17.8)

	2021
	Income/(loss) before income taxes	Current tax expense	Deferred tax benefit/(expense)	Total income tax benefit/(expense)
United Kingdom	$33.4	$(26.3)	$26.9	$0.6
Bermuda	40.0	—	—	—
Republic of Ireland	5.5	(0.5)	(0.5)	(1.0)
U.S.	(0.2)	—	—	—
Total	$78.7	$(26.8)	$26.4	$(0.4)
The effective tax rate for the Group is (4.2)% (2022: 22.2%, 2021: 0.5%).
A reconciliation of the difference between reported income tax (expense)/benefit and the expected income tax (expense)/benefit at the average U.K. statutory income tax rate for the years ended December 31, 2023, 2022 and 2021 is provided below. The expected income tax (expense)/benefit has been calculated using income before income taxes multiplied by the U.K. statutory income tax rate, the income tax rate in Fidelis’ country of tax residence.

	2023	2022	2021
Expected income tax expense at the weighted average U.K. income tax rate of 23.5% (2022 and 2021: 19%)	$(481.6)	$(14.6)	$(14.9)
Reconciling items
Disallowable expenses	(2.2)	(7.1)	(2.7)
Net gain on distribution of Fidelis MGU not subject to income taxes	394.1	—	—
Enactment of Bermuda income tax	90.0	—	—
Other income not subject to income taxes	0.3	0.3	0.1
Adjustments in respect of prior year	2.3	0.1	0.1
Effects of changes to U.K. tax rates	0.3	—	8.6
Impact of differences in tax rates	82.3	2.8	8.1
Change in valuation allowance	—	—	(0.5)
Foreign currency transactions	(0.2)	0.7	0.8
Income tax benefit/(expense)	$85.3	$(17.8)	$(0.4)
The components of the Group’s net deferred tax asset at December 31, 2023 and 2022 are as follows:

	2023	2022
Deferred tax assets:
Intangible assets	$104.4	$—
Net operating loss carryforwards	37.6	43.0
Other temporary differences	3.4	0.5
Available-for-sale investments	—	9.1
Share based payments	1.3	8.3
Discounting of net loss reserves	9.1	—
Corporate interest restriction carryforwards	0.1	1.5
Total deferred tax assets	155.9	62.4
Deferred tax liabilities:
Deferred policy acquisition costs	(23.5)	—
Fixed assets	(1.2)	(1.7)
Total deferred tax liabilities	(24.7)	(1.7)
Valuation allowance	(2.2)	(2.2)
Net deferred tax asset	$129.0	$58.5
The operating loss carryforwards comprise $149.0 million (2022: $175.8 million) arising in the U.K. There is no expiry date for the losses. In addition to the operating loss carryforwards, there is a corporate interest rate restriction carryforward of $0.4 million in the U.K. (2022: $5.9 million). There is no expiry date for the corporate interest rate restriction. A valuation allowance of $2.2 million (2022: $2.2 million) has been made against certain loss carryforwards in the U.K. as the Group considers that it is more likely than not that these will not be recovered against future income. The Group’s valuation allowance assessment is based on all available information including projections of future taxable income from each tax-paying entity in each tax jurisdiction. Pursuant to the 2023 enactment of the Bermuda corporate income tax and ETA, FIBL recorded a net deferred tax asset of $90.0 million. The ETA deferred tax asset is expected to be utilized over a fifteen year period, with 99% of the deferred tax asset utilized by December 31, 2034.
The Group has not recognized a deferred tax liability with respect to the undistributed earnings of FIBL or FIID as neither withholding taxes nor other incomes taxes are expected to apply to any distributions from those entities.
The Group paid and accrued interest payments to the U.K. taxing authority, His Majesty’s Revenue and Customs (“HMRC”), totaling $nil for the year ended December 31, 2023 (2022: $nil, 2021: $0.2 million).
The following table presents a reconciliation of the beginning and ending amounts of unrecognized tax benefits:

	2023	2022
Balance, beginning of year	$—	$—
Additions based on tax positions related to the current year	75.0	—
Balance, end of year	$75.0	$—
Included in the balance of unrecognized tax benefits as of December 31, 2023 is $75.0 million (2022: $nil) of tax benefits, that if recognized, would reduce the effective tax rate.